Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenue	$ 58,864	$ 38,366	$ 85,790	$ 53,821	$ 37,984
Cost of revenue	10,120	7,665	16,026	10,521	8,533
Gross profit	48,744	30,701	69,764	43,300	29,451
Operating expenses:
Research and development	13,169	7,923	17,481	11,103	7,787
Sales and marketing	33,217	29,074	57,585	43,244	24,612
General and administrative	16,110	7,325	17,720	10,039	17,264
Total operating expenses	62,496	44,322	92,786	64,386	49,663
Loss from operations	(13,752)	(13,621)	(23,022)	(21,086)	(20,212)
Other income (expense), net	434	(278)	(1,028)	(186)	(81)
Loss before provision for (benefit of) income taxes	(13,318)	(13,899)	(24,050)	(21,272)	(20,293)
Provisions for (benefit of) income taxes	(657)	90	208	178	36
Net loss	(12,661)	(13,989)	(24,258)	(21,450)	(20,329)
Less: Accretion of Series A redeemable convertible preferred stock	(1,983)	(2,733)	(6,442)	(2,603)	(1,669)
Net loss attributable to common stockholders	$ (14,644)	$ (16,722)	$ (30,700)	$ (24,053)	$ (21,998)
Net loss per share attributable to common stockholders, basic and diluted (USD/Share)	$ (0.31)	$ (0.52)	$ (0.95)	$ (0.76)	$ (1.37)
Weighted-average shares used to compute net loss per share attributable to common stockholders, basic and diluted (Shares)	46,757	32,315	32,440	31,697	16,112
Net loss	$ (12,661)	$ (13,989)	$ (24,258)	$ (21,450)	$ (20,329)
Other comprehensive income (loss), net of tax:
Net unrealized holding gain (loss) on investments, net of tax	(86)	84	72	(81)	0
Foreign currency translation adjustments, net of tax	(108)
Other comprehensive income (loss), net of tax	(194)	84	72	(81)	0
Total comprehensive loss	$ (12,855)	$ (13,905)	$ (24,186)	$ (21,531)	$ (20,329)